UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:
Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: August 31
Date of reporting period: May 31, 2009

ITEM 1.                SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET / CITISM CONNECTICUT TAX FREE RESERVES
(FORMERLY KNOWN AS CITISM CONNECTICUT TAX FREE RESERVES)

FORM N-Q
MAY 31, 2009

Western Asset / CitiSM Connecticut Tax Free Reserves

Schedule of Investments (unaudited)	May 31, 2009

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 100.2%
Education — 28.6%
	Connecticut State, HEFA Revenue:
$1,000,000	Avon Old Farms School, LOC-Bank of America, 0.300%, 6/4/09 (a)	$1,000,000
7,000,000	Choate Rosemary Hall, LOC-JPMorgan Chase, 0.170%, 6/4/09 (a)	7,000,000
685,000	Greenwich Academy Inc., LOC-Wachovia Bank N.A., 0.160%, 6/3/09 (a)	685,000
800,000	Klingberg Family Center, LOC-Allied Irish Bank PLC, 0.300%, 6/4/09 (a)	800,000
3,100,000	Ridgefield Academy, LOC-Bank of America, 0.300%, 6/4/09 (a)	3,100,000
4,250,000	The Taft School, LOC-Wachovia Bank N.A., 0.470%, 6/3/09 (a)	4,250,000
1,500,000	Trinity College, LOC-JPMorgan Chase, 0.310%, 6/4/09 (a)	1,500,000
9,000,000	University of New Haven Inc., LOC-Wachovia Bank N.A., 0.270%,
	6/4/09 (a)	9,000,000
500,000	Wesleyan University, SPA-Bank of America N.A., 0.400%, 6/1/09 (a)	500,000
4,585,000	Westover School, LOC-TD Banknorth, 0.310%, 6/4/09 (a)(b)	4,585,000
11,490,000	Yale University, 0.150%, 6/1/09 (a)	11,490,000
7,100,000	Yale-New Haven Hospital, LOC-Bank of America N.A., 0.250%, 6/3/09 (a)	7,100,000
2,000,000	YMCA of Metropolitan Hartford Inc., LOC-Bank of America N.A.,
	0.200%, 6/1/09 (a)	2,000,000
11,400,000	Puerto Rico Industrial, Tourist Educational, Medical & Environmental
	Pollution Control Facilities Financing Authority, Ana G. Mendez
	University Systems Project, LOC-Banco Santander PR, 0.300%, 6/3/09 (a)	11,400,000
7,345,000	University of Connecticut, 2.000% due 2/15/10	7,428,392
	Total Education	71,838,392
General Obligation — 41.4%
	Commonwealth of Puerto Rico, GO:
300,000	FSA, SPA-Dexia Credit Local, 2.500%, 6/4/09 (a)	300,000
	Refunding, Public Improvements:
8,100,000	FSA, LOC-Wachovia Bank N.A., 0.180%, 6/1/09 (a)	8,100,000
5,750,000	FSA, SPA-Dexia Credit Local, 0.180%, 6/1/09 (a)	5,750,000
9,800,000	Connecticut State, GO, SPA-Landesbank Hessen-Thuringen, 0.550%, 6/4/09 (a)	9,800,000
	Danbury, CT, GO, BAN:
12,000,000	2.500% due 7/30/09	12,020,323
6,000,000	3.000% due 7/30/09	6,014,850
5,400,000	Derby, CT, GO, BAN, 1.500% due 6/3/10	5,456,106
13,985,000	Fairfield, CT, GO, BAN, 2.500% due 7/24/09	14,006,218
5,500,000	Killingly, CT, GO, BAN, 1.500% due 5/4/10	5,545,421
2,425,000	New Canaan, CT, GO, 3.000% due 4/1/10	2,475,288
	Puerto Rico Commonwealth, GO:
1,000,000	FSA, SPA-Dexia Bank, 1.600%, 6/4/09 (a)	1,000,000
500,000	LOC-Wachovia Bank N.A., 0.100%, 6/4/09 (a)	500,000
5,800,000	Regional School District No. 10, CT, GO, BAN, 2.500% due 8/11/09	5,811,223
4,100,000	Salisbury, CT, GO, BAN, 2.000% due 12/10/09	4,126,891
10,425,000	Stafford, CT, GO, BAN, 3.000% due 8/10/09	10,453,136
8,000,000	Trumbull, CT, GO, BAN, 1.500% due 9/10/09	8,020,080
4,700,000	Wolcott, CT, GO, BAN, 2.500% due 8/10/09	4,709,148
	Total General Obligation	104,088,684
Health Care — 16.3%
	Connecticut State:
3,750,000	Development Authority Healthcare Revenue, Corporation Independent
	Living Project, LOC-HSBC Bank, 0.150%, 6/3/09 (a)	3,750,000
	HEFA Revenue:
1,395,000	Charlotte Hungerford, LOC-Bank of America, 0.300%, 6/4/09 (a)	1,395,000
8,045,000	Covenant Retirement, LOC-LaSalle Bank NA, 0.170%, 6/4/09 (a)	8,045,000

See Notes to Schedule of Investments.

Western Asset / CitiSM Connecticut Tax Free Reserves

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face
Amount	Security	Value
Health Care — 16.3% (continued)
$1,275,000	Health Care Capital Asset, LOC-Fleet National Bank, 0.300%,
	6/3/09 (a)	$1,275,000
1,175,000	Mulberry Gardens, LOC-Bank of America N.A., 0.300%, 6/4/09 (a)	1,175,000
1,000,000	University of New Haven, LOC-Wachovia Bank, 0.290%, 6/4/09 (a)	1,000,000
10,900,000	Updates-Edgehill, LOC-KBC Bank NV, 0.180%, 6/1/09 (a)	10,900,000
10,935,000	Wesleyan University, SPA-JPMorgan Chase, 0.300%, 6/3/09 (a)	10,935,000
1,340,000	Yale-New Haven Hospital, LOC-JPMorgan Chase, 0.150%, 6/3/09 (a)	1,340,000
1,200,000	Wisconsin State HEFA Revenue, Froedtert & Community Health, LOC-U.S.
	Bank N.A., 0.250%, 6/1/09 (a)	1,200,000
	Total Health Care	41,015,000
Housing: Multi-Family — 2.3%
5,700,000	Hartford Redevelopment Agency Mortgage Revenue, Refunding, Housing
	Underwood Tower Project, FSA, SPA-Societe Generale, 0.600%, 6/4/09 (a)	5,700,000
Housing: Single Family — 2.4%
1,600,000	Connecticut State, HFA, CIL Realty Inc., LOC-HSBC Bank USA N.A.,
	0.250%, 6/4/09 (a)	1,600,000
1,400,000	Ramapo, NY, Housing Authority Revenue, Spring Valley Homes
	Redevelopment Project LLC, LIQ-FNMA, 0.350%, 6/4/09 (a)(c)	1,400,000
3,000,000	Texas State Department of Housing & Community Affairs, Single-Family
	Revenue, Refunding, FSA, SPA-Depfa Bank PLC, 1.700%, 6/3/09 (a)(c)	3,000,000
	Total Housing: Single Family	6,000,000
Industrial Development — 1.8%
4,600,000	Connecticut State Development Authority, IDR, Northeast Foods Inc. Project,
LOC-Bank of America, 0.350%, 6/4/09 (a)(b)(c)	4,600,000
Life Care Systems — 0.4%
1,000,000	Connecticut State HEFA, Revenue, Jerome Home, LOC-Bank of America
	NA, 0.350%, 6/4/09 (a)	1,000,000
Miscellaneous — 3.2%
	New Haven, CT, TECP, LOC Landesbank Hessen-Thuringen:
4,000,000	0.400% due 6/4/09	4,000,000
4,000,000	0.350% due 6/9/09	4,000,000
	Total Miscellaneous	8,000,000
Pollution Control — 0.5%
1,300,000	Sweetwater County, WY, Environmental Important Revenue, Simplot
	Phosphates LLC, LOC-Rabobank Nederland, 0.520%, 6/3/09 (a)(c)	1,300,000
Tax Allocation — 1.7%
3,000,000	Commonwealth of Puerto Rico, GO, FSA, SPA-Dexia Credit Local, 2.500%,
	6/4/09 (a)	3,000,000
1,300,000	Reno, NV, Sales Tax Revenue, Reno Project, LOC-Bank of New York,
	0.250%, 6/1/09 (a)	1,300,000
	Total Tax Allocation	4,300,000
Utility — 0.1%
300,000	Municipal Electric Authority, GA, Project One, Subordinated, FSA, SPA-
	Dexia Credit Local, 2.500%, 6/3/09 (a)	300,000

See Notes to Schedule of Investments.

Western Asset / CitiSM Connecticut Tax Free Reserves

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face
Amount	Security	Value
Water & Sewer — 1.5%
	Connecticut State:
2,125,000	5.000% due 10/1/09	$2,157,339
1,500,000	3.000% due 2/1/10	1,525,627
	Total Water & Sewer	3,682,966

	TOTAL INVESTMENTS — 100.2% (Cost — $251,825,042#)	251,825,042
	Liabilities in Excess of Other Assets — (0.2)%	(617,185)

	TOTAL NET ASSETS — 100.0%	$251,207,857

(a)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BAN - Bond Anticipation Notes
CIL - Corporation for Independent Living
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance - Insured Bonds
GO - General Obligation
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IDR - Industrial Development Revenue
LIQ - Liquidity Facility
LOC - Letter of Credit
SPA - Standby Bond Purchase Agreement - Insured Bonds
TECP - Tax Exempt Commercial Paper

Ratings Table*

S&P/Moody's/Fitch**
A-1	48.1%
VMIG1	15.6
SP-1	15.1
NR	11.3
AA/Aa	2.9
AAA/Aaa	2.4
MIG1	2.2
A	1.9
F-1	0.5
100.0%

*	As a percentage of total investments.
**	S&P primary rating; Moody’s secondary, then Fitch.
See pages 4 and 5 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset / CitiSM Connecticut Tax Free Reserves (formerly known as CitiSM Connecticut Tax Free Reserves) (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the "Trust"). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

  Level 1 – quoted prices in active markets for identical investments

  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	May 31, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in securities	$251,825,042	-	$251,825,042	-

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Connecticut, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Connecticut.

(c) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board (“FASB”) issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

*  *  *

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund's financial statement disclosures.

ITEM 2. CONTROLS AND PROCEDURES.

	(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

	(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 24, 2009

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: July 24, 2009